Combined Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Computation of Earnings Per Share

Earnings per share for total operations for the six months were calculated as follows:

	2019	2018 Restated(a)
Combined EPS – Basic
Net profit attributable to shareholders’ equity (€ million)	3,006	3,031
Average number of combined share units (millions of units)	2,616.5	2,727.3
Combined EPS – basic (€)	1.15	1.11

Combined EPS – Diluted
Net profit attributable to shareholders’ equity (€ million)	3,006	3,031
Adjusted average number of combined share units (millions of units)	2,625.6	2,737.3
Combined EPS – diluted (€)	1.14	1.11

Underlying EPS
Net profit attributable to shareholder’s equity (€ million)	3,006	3,031
Post tax impact of non-underlying items attributable to shareholders’ equity (see note 2)	336	287
Underlying profit attributable to shareholders’ equity (€ million)	3,342	3,318
Adjusted average number of combined share units (millions of units)	2,625.6	2,737.3
Underlying EPS – diluted (€)	1.27	1.21

(a)	Restated following adoption of IFRS 16. Refer note 1 and note 9.

Summary of Movements in Shares

During the period the following movements in shares have taken place:

Millions
Number of shares at 31 December 2018 (net of treasury shares)	2,614.2
Shares repurchased under the share buyback programme	–
Net movement in shares under incentive schemes	1.9

Number of shares at 30 June 2019	2,616.1